INVESTMENT IN DIRECT FINANCING LEASES (Tables)	12 Months Ended
Oct. 31, 2012
Investment In Direct Financing Leases Tables
Net Investment in Direct Financing Leases

The Companies net investment in direct financing leases consisted of the following as of October 31, 2011:

10/31/11
Minimum future lease payments	$7,426,946
Unguaranteed residual value of lease properties	8,430,879
Gross investment in lease	15,857,825
Unearned income	(7,567,630)
Valuation allowance	(502,000)
Net investment in direct financing leases	$7,788,195